Shareholder Report, Average Annual Return (Details) ITGL_MassMutual Diversified Bond Fund_Class R5_TSR Annual {Class R5}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Without Sales Load [Member] | Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5 - without sales charge
Average Annual Return, Percent	5.66%	1.07%	2.72%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)	1.84%